INCOME TAXES (Details)		6 Months Ended
	Jun. 17, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares ₨ / $	Jun. 17, 2026 USD ($)	Jun. 17, 2026 shares	Jun. 17, 2026 ₨ / shares	Jun. 17, 2026 $ / shares	Jun. 17, 2026 ₨ / $	Jun. 17, 2026 $ / ₨	Apr. 06, 2026 USD ($)	Dec. 31, 2025 USD ($)
INCOME TAXES
Consideration										$ 0
Exchange rate | ₨ / $		94.8889
Amount of adjusted tax basis		$ 12,600,000
Carryforwards of federal operating loss		15,200,000
Residual tax gains		3,600,000
Tax expense		$ 890,000
Federal and State income tax rate		25.00%
Effective tax rate on long-term capital gains		13.65%
Maximum income tax exposure on assumed capital gain under adverse scenario		$ 4,010,000
Effective tax rate exposure on assumed capital gains under adverse scenario		32.76%
Aggregate discrete tax reserve		$ 4,900,000
Minimum
INCOME TAXES
Income tax exposure arising from assumed long-term capital gain		120,000
Maximum
INCOME TAXES
Income tax exposure arising from assumed long-term capital gain		$ 1,750,000
Discontinued operations
INCOME TAXES
Percentage of interest disposed	94.12%	94.12%							1.00%
Number of shares exchanged | shares				200,000,000
Equity consideration | shares				160,000,000
Cash paid or received	$ 0
Consideration		$ 31,400,000	$ 31,413,579						$ 31,413,579
Taxable gain (loss)		$ 18,800,000
Share price per unit | (per share)					₨ 18.63	$ 0.2
Exchange rate							94.89	1
Blue Cloud
INCOME TAXES
Share price per unit | $ / shares		$ 18.63